SELECTED AMERICAN SHARES, INC.

SELECTED INTERNATIONAL FUND, INC.

SELECTED CAPITAL PRESERVAITON TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Selected American Shares, Inc., Selected International Fund, Inc., and Selected Capital Preservation Trust (“the Registrants”) hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed materially from that contained in the Registrants’ most recent post-effective amendment to their registration statements. The text of such amendment to the registration statements was filed electronically.

Dated: May1, 2013

Selected American Shares, Inc.

Selected International Fund, Inc.

Selected Capital Preservation Trust

By:	/s/ Thomas D. Tays
Thomas D. Tays, Secretary